Patient Service Revenue (Tables)	3 Months Ended
Mar. 31, 2012
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the three months ended March 31,
	2012	2011

Medicare ESRD program	$923,625	$895,232
Private/alternative payors	857,306	736,124
Medicaid and other government sources	103,570	51,511
Hospitals	99,742	99,133
Total patient service revenue	$1,984,243	$1,782,000